Retirement Plans Liabilities - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Retirement plans liabilities	R$ 508,416	R$ 374,813